Schedule of changes in share capital and share premium (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2020 INR (₨) shares
Equity Share Capital And Share Premium
Number of Shares, Outstanding, Beginning balance | shares		45,641,629	45,641,629	45,633,265
Share Capital, Outstanding, Beginning balance			₨ 714	₨ 713
Share Premium, Outstanding, Beginning balance			₨ 18,889,154	₨ 18,884,105
Number of Shares, Exercise of option (Restricted stock units and share-based payments) | shares		2,109,994	2,109,994	8,353
Share Capital, Exercise of option (Restricted stock units and share-based payments)			₨ 15	₨ 1
Share Premium, Exercise of option (Restricted stock units and share-based payments)			₨ 578,803	₨ 5,049
Number of Shares, Conversion of Class F shares into Ordinary shares of the Company | shares				11
Share Capital, Conversion of Class F shares into Ordinary shares of the Company
Share Premium, Conversion of Class F shares into Ordinary shares of the Company
Number of Shares, Outstanding, Ending balance | shares		62,126,623	62,126,623	45,641,629
Share Capital, Outstanding, Ending balance			₨ 838	₨ 714
Share Premium, Outstanding, Ending balance		$ 276,730	₨ 20,240,055	₨ 18,889,154
Number of Shares, Issue of ordinary shares in follow-on public offering, net of issuance costs | shares	[1]	14,375,000	14,375,000
Share Capital, Issue of ordinary shares in follow-on public offering, net of issuance costs	[1]		₨ 109
Share Premium, Issue of ordinary shares in follow-on public offering, net of issuance costs	[1]		₨ 772,098

[1]	On June 17, 2020, the Company completed a follow-on public offering in which the Company offered and sold an aggregate of 14,375,000 ordinary shares, including 1,875,000 ordinary shares sold pursuant to the underwriters’ full exercise of their option to purchase additional shares, at a public offering price of INR 60.52 (USD 0.80) per share and INR 55.98 (USD 0.74) per share to underwriters. The aggregate price of the offering amount registered and sold was INR 861,464 (USD 11,388) of which we received net proceeds of INR 772,207 (USD 10,208). The Company incurred expenses of INR 89,257 (USD 1,180) including the underwriters’ commission expense amounting INR 56,738 (USD 750), for the issuance of the shares which has been adjusted against the share premium. The amount in USD is converted at transaction date exchange rate of 75.65 INR per USD.